PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Less accumulated depreciation and amortization	$ (12,292)	$ (9,361)	$ (91)
Total property and equipment	652,769	88,514	36,688
Property and equipment, net	640,477	79,153	36,597
Construction In Progress [Member]
Total property and equipment	522,793
Leasehold improvements [Member]
Total property and equipment	78,014	44,777	23,231
Air conditioning equipment [Member]
Total property and equipment	21,763	21,496	0
Office Equipment [Member]
Total property and equipment	$ 30,199	$ 22,241	$ 13,457